TRANSACTION EXPENSES Q	9 Months Ended
Sep. 30, 2025
Restructuring and Related Activities [Abstract]
TRANSACTION EXPENSES	TRANSACTION EXPENSES
The Company incurred the following Transaction expenses by segment for the three months ended September 30, 2025 and 2024.

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	September 30, 2025
Digital assets sales costs	$28,186,476	$—	$—	$28,186,476
Blockchain reward distributions	46,872	—	(5,198)	41,674
Borrowing costs	47,771	—	3,764	51,535
Mining and hosting costs	—	—	846	846
Other transaction expenses (1)	9,389	—	2,857	12,246
Transaction expenses	$28,290,508	$—	$2,269	$28,292,777

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	September 30, 2024
Digital assets sales costs	$8,454,159	$—	$—	$8,454,159
Blockchain reward distributions	44,590	—	(5,260)	39,330
Borrowing costs	5,762	—	20,870	26,632
Mining and hosting costs	—	—	10,013	10,013
Other transaction expenses (1)	5,241	—	760	6,001
Transaction expenses	$8,509,752	$—	$26,383	$8,536,135
__________________
(1)Other transaction expenses include trading commissions, custody, and exchange fees.
The Company incurred the following Transaction expenses by segment for the nine months ended September 30, 2025 and 2024.

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	September 30, 2025
Digital assets sales costs	$49,572,356	$—	$—	$49,572,356
Blockchain reward distributions	152,959	—	(21,457)	131,502
Borrowing costs	59,997	—	67,086	127,083
Mining and hosting costs	—	—	7,121	7,121
Other transaction expenses (1)	22,534	—	9,131	31,665
Transaction expenses	$49,807,846	$—	$61,881	$49,869,727

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	September 30, 2024
Digital assets sales costs	$26,471,572	$—	$—	$26,471,572
Blockchain reward distributions	83,283	—	(13,745)	69,538
Borrowing costs	11,719	—	51,575	63,294
Mining and hosting costs	—	—	35,734	35,734
Other transaction expenses (1)	16,472	—	2,451	18,923
Transaction expenses	$26,583,046	$—	$76,015	$26,659,061
__________________
(1)Other transaction expenses include trading commissions, custody, and exchange fees.